PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.


                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

                            STRONG ASIA PACIFIC FUND
                              STRONG BALANCED FUND
                              STRONG BLUE CHIP FUND
                              STRONG DISCOVERY FUND
                           STRONG DIVIDEND INCOME FUND
                               STRONG DOW 30 FUND
                              STRONG ENDEAVOR FUND
                               STRONG ENERGY FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG GROWTH AND INCOME FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                        STRONG LARGE COMPANY GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                           STRONG MULTI CAP VALUE FUND
                             STRONG OPPORTUNITY FUND
                              STRONG OVERSEAS FUND
                         STRONG SMALL COMPANY VALUE FUND
                         STRONG SMALL/MID CAP VALUE FUND
                           STRONG STRATEGIC VALUE FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND

     Supplement to the statements of additional information dated May 1, 2004

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective June 7, 2004, the first investment policy under "Investment Policies and Techniques" on page 7 is deleted and replaced with the following:

o Under normal conditions, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies which offer the potential for capital growth or which are believed to be undervalued relative to the market based on earnings potential, cash flows, or asset value. For the purposes of this Fund, large-capitalization companies are those companies with a market capitalization substantially similar to that of companies in the S&P 500 Index at the time of investment.

Effective June 7, 2004, the second and third investment policies under "Investment Policies and Techniques" on page 8, as shown below, are deleted.

o The Fund expects to remain within 5% of the sector allocation proportions in the S&P 500 Index.
o Under normal conditions, at least 60% of the Fund's net assets will be invested in income-producing equity securities, consisting of common and preferred stocks and securities convertible into common stocks (e.g., convertible bonds and convertible preferred stocks).

STRONG LARGE COMPANY GROWTH FUND
Effective June 7, 2004, the first investment policy under "Investment Policies and Techniques" on page 15 is deleted and replaced with the following:

o Under normal conditions, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies, which, for purposes of this Fund, are those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index at the time of investment.

Effective June 7, 2004, the second and sixth investment policies under "Investment Policies and Techniques" on page 15, as shown below, are deleted.

o Under normal conditions, at least 60% of the Fund's net assets will be invested in income-producing equity securities, consisting of common and preferred stocks and securities convertible into common stock (e.g., convertible bonds and convertible preferred stocks).

o The Fund expects to remain within 5% of the sector allocation proportions in the Russell 1000 Growth Index on a weekly basis.


The date of this statement of additional information supplement is May 4, 2004.